Provision In Lieu Of Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Provision In Lieu Of Income Taxes [Abstract]
Schedule Of Deferred Tax Assets and Liabilities

	At December 31,
	2022	2021
Deferred Tax Related Assets:
Employee benefit liabilities	$267	$253
Regulatory liabilities	48	45
Other	43	45

Total	358	343

Deferred Tax Related Liabilities:
Property, plant and equipment	2,261	2,132
Regulatory assets	278	274
Other	1	2

Total	2,540	2,408

Liability in lieu of deferred income taxes – net	$2,182	$2,065

Components Of Income Tax Provisions (Benefits)

	Years Ended December 31,
	2022	2021	2020
Reported in operating expenses:
Current:
U.S. federal	$136	$79	$100
State	27	24	22
Deferred:
U.S. federal	39	63	27
Amortization of investment tax credits	(1)	(1)	(1)

Total reported in operating expenses	201	165	148

Reported in other income and deductions:
Current:
U.S. federal	(13)	(17)	(17)
Deferred federal	3	5	5

Total reported in other income and deductions	(10)	(12)	(12)

Total provision in lieu of income taxes	$191	$153	$136

Schedule Of Income Tax Reconciliation

	Years Ended December 31,
	2022	2021	2020
Income before provision in lieu of income taxes	$1,096	$923	$849

Provision in lieu of income taxes at the U.S. federal statutory rate of 21%	$230	$194	$178
Amortization of investment tax credits – net of deferred tax effect	(1)	(1)	(1)
Amortization of excess deferred taxes	(52)	(52)	(52)
Texas margin tax, net of federal tax benefit	22	19	18
Nontaxable gains on benefit plan investments	—	(3)	(2)
Other	(8)	(4)	(5)

Reported provision in lieu of income taxes	$191	$153	$136

Effective rate	17.4%	16.6%	16.0%